Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash flows from operating activities:
Net income (loss)	$ 518,195	$ 474,089	$ 746,922
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	541,468	575,551	634,837
Amortization of deferred debt cost and other debt related amortization	10,495	8,572	11,112
Lease related amortization	2,031	4,979	11,285
Other non-cash compensation costs	3,840	7,305	12,512
Net (gain) loss on sale of leasing equipment	(12,369)	(58,615)	(115,665)
Net (gain) loss on sale of building	40	(15)	(343)
Debt termination expense	87	0	1,933
Deferred income taxes	(2,363)	8,024	26,018
Changes in operating assets and liabilities:
Accounts receivable, net	16,485	(19,459)	44,119
Deferred revenue	(74,263)	(74,237)	287,328
Accounts payable and other accrued expenses	(29,654)	25,056	4,620
Equipment sold (purchased) for resale activity	7,486	26,428	(93)
Cash received (paid) for settlement of interest rate swaps	0	0	19,026
Cash collections on finance lease receivables, net of income earned	122,202	172,717	180,075
Other assets	9,688	(187)	21,182
Net cash provided by (used in) operating activities	1,113,368	1,150,208	1,884,868
Cash flows from investing activities:
Purchases of leasing equipment and investments in finance leases	(929,449)	(208,242)	(943,062)
Proceeds from sale of equipment, net of selling costs	374,632	352,549	296,737
Other	(291)	(16)	(638)
Net cash (used in) investing activities	(555,108)	144,291	(646,963)
Cash flows from financing activities:
Debt issuance costs	(19,239)	(3,008)	(10,162)
Borrowings under debt facilities	2,780,483	1,610,000	1,952,600
Payments under debt facilities and finance lease obligations	(2,641,360)	(2,227,139)	(2,449,367)
Dividends paid on preferred shares	(52,112)	(52,112)	(52,112)
Repayment Of Capital To Parent	(605,542)	(408,190)	0
Common stock dividends paid	0	(115,554)	(162,174)
Purchases of Treasury Shares	0	(129,776)	(554,095)
Dividends paid on common shares to Parent	0	(5,803)	(6,824)
Net Cash Provided by (Used in) Financing Activities	(537,770)	(1,331,582)	(1,282,134)
Net increase (decrease) in cash, cash equivalents and restricted cash	20,490	(37,083)	(44,229)
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Beginning Balance	149,226	186,309	230,538
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Ending Balance	169,716	149,226	186,309
Supplemental disclosures:
Interest paid	249,754	234,945	208,714
Income taxes (refunded) paid	51,139	46,407	47,010
Right-of-use assets obtained in exchange for new operating lease liabilities	2,525	9,564	907
Supplemental non-cash investing activities:
Equipment purchases payable	$ 4,855	$ 31,597	$ 11,817